UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Aull & Monroe Investment Management Corp.
Address: 3605 Springhill Business Park Ste A
         Mobile, AL  36608

13F File Number:  028-12068

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jamie L. Thuss
Title:     VP/Chief Compliance Officer
Phone:     (251) 342-3339

Signature, Place, and Date of Signing:

      /s/ Jamie L. Thuss     Mobile, AL     October 31, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     68

Form13F Information Table Value Total:     $149,267 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                     COM             002824100     2440    45498 SH       SOLE                    45498        0        0
AMERICAN INTL GROUP INC         COM             026874107     2179    32210 SH       SOLE                    32210        0        0
AMERICAN SELECT PORTFOLIO IN    COM             029570108      329    27050 SH       SOLE                    27050        0        0
AMGEN INC                       COM             031162100     1649    29155 SH       SOLE                    29155        0        0
AT&T INC                        COM             00206R102     6098   144128 SH       SOLE                   144128        0        0
AUTOMATIC DATA PROCESSING IN    COM             053015103     2451    53370 SH       SOLE                    53370        0        0
BANCO BILBAO VIZCAYA ARGENTA    SPONSORED ADR   05946K101      295    12682 SH       SOLE                    12682        0        0
BANCTRUST FINANCIAL GP          COM             05978R107      452    28348 SH       SOLE                    28348        0        0
BANK OF AMERICA CORPORATION     COM             060505104     5123   101904 SH       SOLE                   101904        0        0
BB&T CORP                       COM             054937107     1353    33492 SH       SOLE                    33492        0        0
BRISTOL MYERS SQUIBB CO         COM             110122108      842    29235 SH       SOLE                    29235        0        0
BURLINGTON NORTHN SANTA FE C    COM             12189T104     1694    20875 SH       SOLE                    20875        0        0
CATERPILLAR INC DEL             COM             149123101     4434    56535 SH       SOLE                    56535        0        0
CEDAR FAIR L P                  DEPOSITRY UNIT  150185106     1072    44978 SH       SOLE                    44978        0        0
CHECKFREE CORP NEW              COM             162813109     2092    44950 SH       SOLE                    44950        0        0
CITIGROUP INC                   COM             172967101     1512    32398 SH       SOLE                    32398        0        0
COACH INC                       COM             189754104      592    12532 SH       SOLE                    12532        0        0
COCA COLA CO                    COM             191216100     1430    24870 SH       SOLE                    24870        0        0
COLGATE PALMOLIVE CO            COM             194162103     2724    38188 SH       SOLE                    38188        0        0
COMPUTER PROGRAMS & SYS INC     COM             205306103     2231    84633 SH       SOLE                    84633        0        0
CONAGRA FOODS INC               COM             205887102     2380    91104 SH       SOLE                    91104        0        0
CONOCOPHILLIPS                  COM             20825c104     1732    19732 SH       SOLE                    19732        0        0
COVIDIEN LTD                    COM             G2552X108      781    18830 SH       SOLE                    18830        0        0
DEERE & CO                      COM             244199105     2152    14500 SH       SOLE                    14500        0        0
DISNEY WALT CO                  COM DISNEY      254687106      685    19927 SH       SOLE                    19927        0        0
DONNELLEY R R & SONS CO         COM             257867101      862    23562 SH       SOLE                    23562        0        0
DUKE ENERGY CORP NEW            COM             26441c105     3362   179887 SH       SOLE                   179887        0        0
EMERSON ELEC CO                 COM             291011104     1494    28064 SH       SOLE                    28064        0        0
ENERGYSOUTH INC                 COM             292970100     4482    88897 SH       SOLE                    88897        0        0
EXELON CORP                     COM             30161N101      966    12826 SH       SOLE                    12826        0        0
EXXON MOBIL CORP                COM             30231G102     1235    13343 SH       SOLE                    13343        0        0
FORD MTR CO CAP TR II           PFD TR CV6.5%   345395206     2158    57150 SH       SOLE                    57150        0        0
FPL GROUP INC                   COM             302571104     2540    41730 SH       SOLE                    41730        0        0
GENERAL ELECTRIC CO             COM             369604103     8352   201754 SH       SOLE                   201754        0        0
HEINZ H J CO                    COM             423074103      829    17951 SH       SOLE                    17951        0        0
HOME DEPOT INC                  COM             437076102     2557    78831 SH       SOLE                    78831        0        0
JOHNSON & JOHNSON               COM             478160104     5826    88674 SH       SOLE                    88674        0        0
JP MORGAN CHASE & CO            COM             46625H100     2119    46257 SH       SOLE                    46257        0        0
KINDER MORGAN ENERGY PARTNER    UT LTD PARTNER  494550106     1846    37380 SH       SOLE                    37380        0        0
KRAFT FOODS INC                 CL A            50075N104      801    23225 SH       SOLE                    23225        0        0
LILLY ELI & CO                  COM             532457108      865    15194 SH       SOLE                    15194        0        0
MERCK & CO INC                  COM             589331107     1294    25050 SH       SOLE                    25050        0        0
MICROSOFT CORP                  COM             594918104      801    27194 SH       SOLE                    27194        0        0
NATIONAL FUEL GAS CO N J        COM             636180101     2580    55110 SH       SOLE                    55110        0        0
ONEOK INC NEW                   COM             682680103      493    10400 SH       SOLE                    10400        0        0
PEPSICO INC                     COM             713448108     3298    45019 SH       SOLE                    45019        0        0
PFIZER INC                      COM             717081103     2579   105536 SH       SOLE                   105536        0        0
PROASSURANCE CORP               COM             74267C106     1274    23649 SH       SOLE                    23649        0        0
PROCTER & GAMBLE CO             COM             742718109     6192    88024 SH       SOLE                    88024        0        0
QWEST COMMUNICATIONS INTL IN    COM             749121109      131    14275 SH       SOLE                    14275        0        0
REGIONS FINANCIAL CORP NEW      COM             7591ep100     8292   281288 SH       SOLE                   281288        0        0
SARA LEE CORP                   COM             803111103     1274    76356 SH       SOLE                    76356        0        0
SCHERING PLOUGH CORP            COM             806605101      740    23395 SH       SOLE                    23395        0        0
SOUTHERN CO                     COM             842587107     5591   154102 SH       SOLE                   154102        0        0
SPDR TR                         UNIT SER 1      78462F103     1576    10327 SH       SOLE                    10327        0        0
SPECTRA ENERGY CORP             COM             847560109     1527    62376 SH       SOLE                    62376        0        0
SUNOCO LOGISTICS PRTNRS L P     COM UNITS       86764l108      855    16700 SH       SOLE                    16700        0        0
SUPERIOR BANCORP                COM             86806M106      119    13400 SH       SOLE                    13400        0        0
TARGET CORP                     COM             87612E106     1508    23719 SH       SOLE                    23719        0        0
TELECOM CORP NEW ZEALAND LTD    SPONSORED ADR   879278208     1535    90484 SH       SOLE                    90484        0        0
TXU CORP                        COM             873168108     2359    34451 SH       SOLE                    34451        0        0
TYCO ELECTRONICS LTD            COM NEW         G9144P105      667    18830 SH       SOLE                    18830        0        0
TYCO INTL LTD BERMUDA           SHS             G9143X208      835    18830 SH       SOLE                    18830        0        0
UNITED PARCEL SERVICE INC       CL B            911312106     2991    39830 SH       SOLE                    39830        0        0
UNITED TECHNOLOGIES CORP        COM             913017109     2314    28750 SH       SOLE                    28750        0        0
VERIZON COMMUNICATIONS          COM             92343V104     2724    61529 SH       SOLE                    61529        0        0
WACHOVIA CORP NEW               COM             929903102     6218   123994 SH       SOLE                   123994        0        0
WYETH                           COM             983024100      484    10862 SH       SOLE                    10862        0        0